Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended					6 Months Ended		12 Months Ended
	Nov. 30, 2023	Aug. 31, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2021	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Consolidated Statements of Operations
Revenue								$ 0	$ 266
Cost of goods sold									53
Gross profit									213
Operating expenses:
General and administrative	$ 2,311		$ 5,043			$ 4,999	$ 11,376	17,136	44,303
Research and development	1,079		137			2,993	713	2,632	27,043
Amortization and depreciation	8		54			18	153	175	781
Intangible asset impairment charge					$ 10,000
Inventory charge			17,929	$ 2,700			20,633	20,633	73,490
Total operating expenses	3,398		23,163			8,010	32,875	40,576	145,617
Operating loss	(3,398)		(23,163)			(8,010)	(32,875)	(40,576)	(145,404)
Interest and other expenses:
Interest on convertible notes	(1,164)		(1,159)			(2,361)	(2,305)	(4,624)	(5,417)
Amortization of discount on convertible notes	(142)		(580)			(542)	(1,156)	(2,126)	(2,958)
Amortization of debt issuance costs	(3)		(18)			(369)	(34)	(9,747)	(87)
Loss on induced conversion	(636)	$ (2,004)	(638)			(2,640)	(638)	(5,312)	(37,381)
Finance charges	(891)		(937)			(1,803)	(1,877)	(8,689)	(9,029)
Inducement interest expense									(6,691)
Legal settlement									(3,853)
Loss on derivatives	(17)					(13)	(8,601)	(8,750)
Total interest and other expenses	(6,165)		(3,332)			(13,124)	(14,611)	(39,248)	(65,416)
Loss before income taxes	(9,563)		(26,495)			(21,134)	(47,486)	(79,824)	(210,820)
Income tax benefit	0		0			0	0	0	0
Net loss	$ (9,563)	$ (11,571)	$ (26,495)	$ (20,991)		$ (21,134)	$ (47,486)	$ (79,824)	$ (210,820)
Weighted average common shares outstanding, Basic	958,988		813,373			941,191	800,545	836,528	676,900
Weighted average common shares outstanding, Diluted	958,988		813,373			941,191	800,545	836,528	676,900
Loss per share, Basic	$ (0.01)		$ (0.03)			$ (0.02)	$ (0.07)	$ (0.10)	$ (0.31)
Loss per share, Diluted	$ (0.01)		$ (0.03)			$ (0.02)	$ (0.07)	$ (0.10)	$ (0.31)